General information and summary of material accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies1 [Abstract]
Disclosure of interests in subsidiaries
A listing of Company subsidiaries at December 31, 2024, 2023 and 2022 follows:

List of Legal Entities	Country of incorporation	State of incorporation	Nature of business	2024 % of investment	2023 % of investment	2022 % of investment
Titan Atlantic Cement Industrial and Commercial S.A.	Greece	N/A	Investment holding company	100%	100%	100%
Titan America LLC	USA	Delaware	Investment holding company	100%	100%	100%
Essex Cement Company LLC	USA	Delaware	Trading company	100%	100%	100%
Mechanicsville Concrete LLC	USA	Virginia	Ready-mix producer	100%	100%	100%
Pennsuco Cement Company LLC	USA	Delaware	Investment holding company	100%	100%	100%
Roanoke Cement Company LLC	USA	Virginia	Cement producer	100%	100%	100%
S&W Ready-Mix Concrete Company LLC	USA	North Carolina	Ready-mix producer	100%	100%	100%
Separation Technologies LLC	USA	Delaware	Fly ash beneficiation	100%	100%	100%
ST Equipment & Technology LLC	USA	Delaware	Sales and engineering services	100%	100%	100%
ST Equipment & Technology Trading Company LLC	USA	Delaware	Trading company	N/A	100%	100%
ST Mid-Atlantic LLC	USA	North Carolina	Investment holding company	N/A	N/A	100%
Titan Florida LLC	USA	Delaware	Cement, aggregates, ready-mix and concrete block producer	100%	100%	100%
Titan Mid-Atlantic Aggregates LLC	USA	Virginia	Aggregates producer	100%	100%	100%
Titan Virginia Ready-Mix	USA	Delaware	Ready-mix concrete producer	100%	100%	100%
Trusa Realty LLC	USA	Florida	Real estate holding company	100%	100%	100%
Markfield America LLC	USA	Virginia	Insurance brokerage company	N/A	100%	100%
Titan Florida Holdings LLC	USA	Delaware	Investment holding company	100%	100%	N/A
Carolinas Cement Company LLC	USA	Delaware	Investment holding company	100%	100%	100%
Norfapeake Terminal LLC	USA	Virginia	Real estate holding company	100%	100%	100%

List of Legal Entities	Country of incorporation	State of incorporation	Nature of business	2024 % of investment	2023 % of investment	2022 % of investment
S&W Ready-Mix LLC	USA	South Carolina	Ready-mix producer	100%	100%	100%
Titan Florida Concrete Products LLC	USA	Delaware	Investment holding company	100%	100%	N/A
Titan Florida Aggregates LLC	USA	Delaware	Investment holding company	100%	100%	N/A
Titan Florida Cement LLC	USA	Delaware	Investment holding company	100%	100%	N/A
Metro Redi-Mix LLC	USA	Florida	Real estate holding company	100%	100%	100%
Miami Valley Ready-Mix Florida LLC	USA	Delaware	Real estate holding company	100%	100%	100%
Summit Ready-Mix LLC	USA	Florida	Real estate holding company	100%	100%	100%
Silver Sand Transportation LLC	USA	Delaware	Transportation brokerage	100%	100%	100%
Standard Concrete LLC	USA	Florida	Investment holding company	100%	100%	100%
Massey Sand and Rock Co.	USA	California	Inactive	100%	100%	100%
Daleville Development LLC	USA	Virginia	Real estate holding company	100%	100%	100%
Nestor Timber Development LLC	USA	Virginia	Real estate holding company	100%	100%	100%
SEI LLC	USA	North Carolina	Real estate holding company	100%	100%	100%
Evergreen Wildlife Management LLC	USA	Virginia	Inactive	N/A	N/A	100%
D.M Conner LLC	USA	Virginia	Aggregates producer	100%	N/A	N/A

Disclosure of detailed information about property, plant and equipment
With the exception of quarries and refurbishments, depreciation is calculated using the straight-line method to allocate the cost of the assets to their residual values over their estimated useful lives, as follows:

	Cement	Aggregates	Other
Land improvements	15 - 30	15	15
Building and improvements	25	25	25
Machinery and equipment	15-30	10-20	5-15
Mobile equipment	7-25	7-15	7
Marine equipment	20	20	n/a
Auto and truck	8	8	8
Furniture and fixtures	3-5	3-5	3-5
Activity within property, plant, equipment and mineral deposits, for the year ended December 31, 2024 consists of the following:

	Quarries	Land & Land Improvements	Buildings	Machinery & equipment	Motor vehicles	Furniture & fixtures	Assets under construction	Total

January 1, 2024	$114,537	$157,668	$59,849	$288,025	$91,030	$4,289	$85,633	$801,031

Additions	10,685	—	—	—	—	—	128,183	138,868
Disposals	—	(163)	(46)	(911)	(1,003)	—	—	(2,123)
Reclassification	2,323	9,040	35,490	61,829	58,784	4,362	(171,828)	—
Provision adjustments	(1,659)	(17)	(1)	(1,438)	—	—	—	(3,115)
Capitalized interest	—	—	—	—	—	—	732	732
Depreciation, depletion, & amortization (DD&A)	(11,301)	(2,913)	(5,725)	(38,619)	(24,026)	(1,076)	—	(83,660)
December 31, 2024	$114,585	$163,615	$89,567	$308,886	$124,785	$7,575	$42,720	$851,733

As of December 31, 2024
Cost	266,275	225,351	185,795	994,491	344,003	22,733	49,215	2,087,863
Accumulated DD&A	(150,685)	(59,736)	(96,228)	(685,236)	(219,218)	(15,158)	(6,495)	(1,232,756)
Impairment reserve	(1,005)	(2,000)	—	(369)	—	—	—	(3,374)
Net book value	$114,585	$163,615	$89,567	$308,886	$124,785	$7,575	$42,720	$851,733
10. Property, plant, equipment and mineral deposits (continued)
Activity within property, plant, equipment and mineral deposits, for the year ended December 31, 2023 consists of the following

	Quarries	Land & Land Improvements	Buildings	Machinery & equipment	Motor vehicles	Furniture & fixtures	Assets under construction	Total
January 1, 2023	$113,948	$151,346	$35,740	$283,321	$87,928	$921	$75,062	$748,266
Additions	7,917	—	—	681	—	—	111,521	120,119
Disposals	—	—	(255)	(3,405)	(339)	—	—	(3,999)
Reclassification	47	7,070	27,775	43,342	22,557	4,180	(104,309)	662
Provision adjustments	4,778	(32)	118	2,885	—	—	—	7,749
Capitalized interest	—	—	—	—	—	—	2,826	2,826
Depreciation, depletion, & amortization (DD&A)	(11,148)	(2,166)	(3,529)	(38,430)	(19,116)	(812)	—	(75,201)
Impairment reserve	(1,005)	1,450	—	(369)	—	—	533	609
December 31, 2023	$114,537	$157,668	$59,849	$288,025	$91,030	$4,289	$85,633	$801,031

As of December 31, 2023
Cost	254,832	216,944	150,219	957,365	313,197	19,248	90,670	2,002,475
Accumulated DD&A	(139,290)	(57,276)	(90,370)	(668,971)	(222,167)	(14,959)	(5,037)	(1,198,070)
Impairment reserve	(1,005)	(2,000)	—	(369)	—	—	—	(3,374)
Net book value	$114,537	$157,668	$59,849	$288,025	$91,030	$4,289	$85,633	$801,031

Schedule of activity within intangible assets
The estimated useful lives for the major components of intangible assets are:

Years
Customer Relationships	5 -7
Software	7
Tradenames	Indefinite
Activity within intangible assets, for the year ended December 31, 2024 consists of the following:

	Customer relationships	Tradenames	Software	Other	Total

January 1, 2024	$—	$13,980	$18,983	$250	$33,213
Additions	—	—	1,591	—	1,591
Disposals	—	—	—	—	—
Reclassification	—	—	—	—	—
Amortization	—	—	(4,540)	(97)	(4,637)
December 31, 2024	$—	$13,980	$16,034	$153	$30,167

As of December 31, 2024
Cost	$2,153	$13,980	$37,854	$969	$54,956
Accumulated amortization	(2,153)	—	(21,820)	(816)	(24,789)
Net book value	$—	$13,980	$16,034	$153	$30,167
There were no write-offs of intangible assets for the year ended December 31, 2024.
Activity within intangible assets, net, for the year ended December 31, 2023 consists of the following:

	Customer relationships	Tradenames	Software	Other	Total

January 1, 2023	$179	$13,980	$21,509	$348	$36,016
Additions	—	—	1,832	—	1,832
Amortization	(179)	—	(4,358)	(98)	(4,635)
December 31, 2023	$—	$13,980	$18,983	$250	$33,213

As of December 31, 2023
Cost	$2,153	$13,980	$37,022	$969	$54,124
Accumulated amortization	(2,153)	—	(18,039)	(719)	(20,911)
Net book value	$—	$13,980	$18,983	$250	$33,213